SCHEDULE OF INCOME TAXES PAID (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
FEDERAL			$ 29,009
TOTAL	$ 78,848	$ 46,511	78,848	$ 46,511
ALBANIA
STATE			4,000
CANADA
STATE			20,452
TEXAS
STATE			20,659
WISCONSIN
STATE			3,581
Other State Tax Authorities [Member]
STATE			$ 1,147